UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-04797

                       Oppenheimer Quest Capital Value Fund, Inc.
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                                        (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


          Registrant's telephone number, including area code: (303) 768-3200
                                                              --------------

                       Date of fiscal year end: October 31

           Date of reporting period: November 1, 2003 - April 30, 2004



Item 1.  Reports to Stockholders.

STATEMENT OF INVESTMENTS  April 30, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                   MARKET VALUE
                                                          SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--94.0%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--19.0%
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.1%
Yum! Brands, Inc. 1                                      173,000   $  6,710,670
--------------------------------------------------------------------------------
MEDIA--8.7%
Lamar Advertising
Co., Cl. A 1                                             327,900     13,463,574
--------------------------------------------------------------------------------
Liberty Media
Corp., Cl. A 1                                           217,000      2,373,980
--------------------------------------------------------------------------------
Omnicom
Group, Inc.                                               60,921      4,843,829
--------------------------------------------------------------------------------
WPP Group plc,
Sponsored ADR                                            154,600      7,620,234
                                                                   -------------
                                                                     28,301,617

--------------------------------------------------------------------------------
MULTILINE RETAIL--1.2%
Dollar
General Corp.                                            215,200      4,037,152
--------------------------------------------------------------------------------
SPECIALTY RETAIL--6.5%
Abercrombie & Fitch
Co., Cl. A                                               106,100      3,336,845
--------------------------------------------------------------------------------
Office Depot, Inc. 1                                     252,300      4,417,773
--------------------------------------------------------------------------------
Ross Stores, Inc.                                        336,200     10,254,100
--------------------------------------------------------------------------------
Weight Watchers
International, Inc. 1                                     80,300      3,131,700
                                                                   -------------
                                                                     21,140,418

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.5%
Columbia
Sportswear Co. 1                                          29,000      1,543,960
--------------------------------------------------------------------------------
ENERGY--7.7%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--4.4%
Nabors
Industries Ltd. 1                                        113,800      5,048,168
--------------------------------------------------------------------------------
National-Oilwell,
Inc. 1                                                   332,600      9,286,192
                                                                   -------------
                                                                     14,334,360

--------------------------------------------------------------------------------
OIL & GAS--3.3%
Anadarko
Petroleum Corp.                                          141,100      7,560,138
--------------------------------------------------------------------------------
BP plc, ADR                                               62,000      3,279,800
                                                                   -------------
                                                                     10,839,938

                                                                   MARKET VALUE
                                                          SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
FINANCIALS--12.4%
--------------------------------------------------------------------------------
COMMERCIAL BANKS--3.9%
M&T Bank Corp.                                            45,300    $ 3,850,500
--------------------------------------------------------------------------------
SouthTrust Corp.                                         183,100      5,690,748
--------------------------------------------------------------------------------
Trustmark Corp.                                          119,800      3,189,076
                                                                   -------------
                                                                     12,730,324

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.8%
American
Express Co.                                               63,000      3,083,850
--------------------------------------------------------------------------------
Citigroup, Inc.                                          129,800      6,242,082
                                                                   -------------
                                                                      9,325,932

--------------------------------------------------------------------------------
INSURANCE--2.3%
Nationwide Financial
Services, Inc., Cl. A                                    133,200      4,582,080
--------------------------------------------------------------------------------
Platinum Underwriters
Holdings Ltd.                                             89,000      2,846,220
                                                                   -------------
                                                                      7,428,300

--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--3.4%
Freddie Mac                                              139,800      8,164,320
--------------------------------------------------------------------------------
Radian Group, Inc.                                        60,500      2,813,855
                                                                   -------------
                                                                     10,978,175

--------------------------------------------------------------------------------
HEALTH CARE--13.8%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--2.4%
Charles River
Laboratories
International, Inc. 1                                    130,400      5,998,400
--------------------------------------------------------------------------------
United
Therapeutics Corp. 1                                      73,300      1,804,646
                                                                   -------------
                                                                      7,803,046

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--4.2%
Millipore Corp. 1                                        264,532     13,869,413
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--7.2%
Community Health
Systems, Inc. 1                                          108,800      2,805,952
--------------------------------------------------------------------------------
Inveresk Research
Group, Inc. 1                                            298,100      8,448,154


                12 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

                                                                   MARKET VALUE
                                                          SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES Continued
Laboratory Corp. of
America Holdings 1                                       179,900   $  7,149,226
--------------------------------------------------------------------------------
Pharmaceutical
Product
Development, Inc. 1                                      167,714      4,959,303
                                                                   -------------
                                                                     23,362,635

--------------------------------------------------------------------------------
INDUSTRIALS--27.6%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--5.6%
Alliant
Techsystems, Inc. 1                                      181,226     10,744,890
--------------------------------------------------------------------------------
General Dynamics
Corp.                                                     26,500      2,480,930
--------------------------------------------------------------------------------
Rockwell Collins, Inc.                                   157,400      5,076,150
                                                                   -------------
                                                                     18,301,970

--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--5.1%
Aramark Corp.,
Cl. B                                                    359,700     10,287,420
--------------------------------------------------------------------------------
Dun & Bradstreet
Corp. 1                                                   64,600      3,375,350
--------------------------------------------------------------------------------
Viad Corp.                                               121,700      3,037,632
                                                                   -------------
                                                                     16,700,402

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--2.8%
AMETEK, Inc.                                             133,400      3,535,100
--------------------------------------------------------------------------------
Roper
Industries, Inc.                                         112,000      5,437,600
                                                                   -------------
                                                                      8,972,700

--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.7%
General Electric Co.                                     185,100      5,543,745
--------------------------------------------------------------------------------
MACHINERY--7.8%
Actuant Corp.,
Cl. A 1                                                   97,600      3,335,968
--------------------------------------------------------------------------------
Eaton Corp.                                              150,600      8,942,628
--------------------------------------------------------------------------------
Navistar
International Corp. 1                                     57,800      2,609,670
--------------------------------------------------------------------------------
Oshkosh
Truck Corp.                                              203,000     10,393,600
                                                                   -------------
                                                                     25,281,866

                                                                   MARKET VALUE
                                                          SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
ROAD & RAIL--4.6%
Canadian National
Railway Co.                                              259,050    $ 9,784,319
--------------------------------------------------------------------------------
Pacer
International, Inc. 1                                    280,300      5,269,640
                                                                   -------------
                                                                     15,053,959

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--10.2%
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--6.1%
Arrow
Electronics, Inc. 1                                      257,300      6,504,544
--------------------------------------------------------------------------------
Diebold, Inc.                                            135,800      6,259,022
--------------------------------------------------------------------------------
Jabil Circuit, Inc. 1                                     60,200      1,588,678
--------------------------------------------------------------------------------
Mettler-Toledo
International, Inc.                                      127,200      5,701,104
                                                                   -------------
                                                                     20,053,348

--------------------------------------------------------------------------------
IT SERVICES--2.7%
Gartner, Inc., Cl. A 1                                   369,600      4,413,024
--------------------------------------------------------------------------------
Unisys Corp. 1                                           328,293      4,277,658
                                                                   -------------
                                                                      8,690,682

--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.4%
Intel Corp.                                              180,000      4,631,400
--------------------------------------------------------------------------------
MATERIALS--1.5%
--------------------------------------------------------------------------------
METALS & MINING--1.5%
Inco Ltd. 1                                              167,400      4,812,750
--------------------------------------------------------------------------------
UTILITIES--1.8%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.8%
Cinergy Corp.                                            151,000      5,728,938
                                                                   -------------
Total Common Stocks
(Cost $255,174,088)                                                 306,177,700


                 13 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                       PRINCIPAL   MARKET VALUE
                                                          AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
SHORT-TERM NOTES--4.9%
--------------------------------------------------------------------------------
American Express
Credit Corp., 1%,
5/6/04 2                                              $5,000,000   $  4,999,306
--------------------------------------------------------------------------------
Federal Home
Loan Bank, 0.93%,
5/25/04                                                5,000,000      4,996,900
--------------------------------------------------------------------------------
Student Loan
Marketing Assn.,
0.90%, 5/3/04                                          5,861,000      5,860,707
                                                                   -------------
Total Short-Term
Notes
(Cost $15,856,913)                                                   15,856,913

--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $271,031,001)                                         98.9%   322,034,613
--------------------------------------------------------------------------------
OTHER ASSETS
NET OF LIABILITIES                                           1.1      3,467,109
                                                       -------------------------
NET ASSETS                                                 100.0%  $325,501,722
                                                       =========================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $4,999,306 or 1.54% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Directors.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 14 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

April 30, 2004
----------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------
Investments, at value (cost $271,031,001)--see accompanying statement of investments   $322,034,613
----------------------------------------------------------------------------------------------------
Cash                                                                                         71,586
----------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                          5,117,430
Shares of capital stock sold                                                                658,833
Interest and dividends                                                                      132,430
Other                                                                                        47,459
                                                                                       -------------
Total assets                                                                            328,062,351

----------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                     1,872,019
Shares of capital stock redeemed                                                            469,525
Distribution and service plan fees                                                           64,381
Transfer and shareholder servicing agent fees                                                58,628
Shareholder communications                                                                   39,084
Directors' compensation                                                                      30,683
Other                                                                                        26,309
                                                                                       -------------
Total liabilities                                                                         2,560,629

----------------------------------------------------------------------------------------------------
NET ASSETS                                                                             $325,501,722
                                                                                       =============

----------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------------------
Par value of shares of capital stock                                                   $      1,305
----------------------------------------------------------------------------------------------------
Additional paid-in capital                                                              258,753,483
----------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                            (863,814)
----------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                             16,607,136
----------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                               51,003,612
                                                                                       -------------
NET ASSETS                                                                             $325,501,722
                                                                                       =============


                 15 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$225,150,751 and 8,859,775 shares of capital stock outstanding)                             $25.41
Maximum offering price per share (net asset value plus sales charge of
5.75% of offering price)                                                                    $26.96
---------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $60,978,310
and 2,562,086 shares of capital stock outstanding)                                          $23.80
---------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $30,575,808
and 1,283,185 shares of capital stock outstanding)                                          $23.83
---------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $8,796,853
and 349,100 shares of capital stock outstanding)                                            $25.20

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 16 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended April 30, 2004
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $14,090)              $ 1,659,983
---------------------------------------------------------------------------------
Interest                                                                  95,165
                                                                     ------------
Total investment income                                                1,755,148

---------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------
Management fees                                                        1,401,951
---------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                  254,901
Class B                                                                  295,919
Class C                                                                  159,868
Class N                                                                   19,252
---------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                  215,753
Class B                                                                   96,616
Class C                                                                   51,117
Class N                                                                   24,793
---------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                   19,057
Class B                                                                   11,006
Class C                                                                    5,590
Class N                                                                      793
---------------------------------------------------------------------------------
Directors' compensation                                                   15,938
---------------------------------------------------------------------------------
Custodian fees and expenses                                                2,195
---------------------------------------------------------------------------------
Other                                                                     33,535
                                                                     ------------
Total expenses                                                         2,608,284
Less reduction to custodian expenses                                        (502)
Less voluntary waiver of transfer and shareholder
servicing agent fees:
Class A                                                                     (689)
Class N                                                                  (11,472)
                                                                     ------------
Net expenses                                                           2,595,621

---------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                     (840,473)

---------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
---------------------------------------------------------------------------------
Net realized gain on investments                                      16,667,017
---------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                   6,373,899

---------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $22,200,443
                                                                     ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   17 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           SIX MONTHS           YEAR
                                                                ENDED          ENDED
                                                       APRIL 30, 2004    OCTOBER 31,
                                                          (UNAUDITED)           2003
-------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------
Net investment loss                                      $   (840,473)  $ (1,575,259)
-------------------------------------------------------------------------------------
Net realized gain                                          16,667,017      8,272,859
-------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)        6,373,899     46,887,264
                                                         ----------------------------
Net increase in net assets resulting from operations       22,200,443     53,584,864

-------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                    (1,407,508)            --
Class B                                                      (421,500)            --
Class C                                                      (234,513)            --
Class N                                                       (47,778)            --

-------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
-------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from capital stock transactions:
Class A                                                    17,320,829      6,104,178
Class B                                                     1,840,712      3,216,603
Class C                                                    (2,011,213)     8,915,736
Class N                                                     1,941,390      2,367,129

-------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------
Total increase                                             39,180,862     74,188,510
-------------------------------------------------------------------------------------
Beginning of period                                       286,320,860    212,132,350
                                                         ----------------------------
End of period (including accumulated net investment
loss of $863,814 and $23,341, respectively)              $325,501,722   $286,320,860
                                                         ============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 18 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                SIX MONTHS                                                                 YEAR
                                                     ENDED                                                                ENDED
                                            APRIL 30, 2004                                                             OCT. 31,
CLASS A                                        (UNAUDITED)           2003           2002           2001        2000        1999
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  23.71       $  19.07       $  20.91       $  33.65    $  33.66    $  32.11
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                   (.04)          (.09)          (.13)          (.11)       (.25)       (.06)
Net realized and unrealized gain (loss)               1.91           4.73          (1.25)         (2.59)       6.08        2.70
                                                  -------------------------------------------------------------------------------
Total from investment operations                      1.87           4.64          (1.38)         (2.70)       5.83        2.64
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                    --             --             --             --          --        (.04)
Dividends in excess of net
investment income                                       --             --             --             --          --          -- 1
Distributions from net realized gain                  (.17)            --           (.46)        (10.04)      (5.84)      (1.05)
                                                  -------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       (.17)            --           (.46)        (10.04)      (5.84)      (1.09)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $  25.41       $  23.71       $  19.07       $  20.91      $33.65    $  33.66
                                                  ===============================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    7.93%         24.33%         (6.90)%        (9.91)%     20.63%       8.47%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $225,151       $193,955       $150,161       $154,346    $177,876    $224,995
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $213,803       $165,906       $164,479       $161,187    $181,216    $256,450
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                  (0.27)%        (0.43)%        (0.61)%        (0.44)%     (0.73)%     (0.17)%
Total expenses                                        1.39%          1.56%          1.71%          1.67%       1.73%       1.71%
Expenses after expense reimbursement
or fee waiver and reduction
to custodian expenses                                  N/A 4,5        N/A 4,5        N/A 4,5        N/A 4       N/A 4      1.58%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 29%            74%            75%            80%         77%         79%

1. Less than $0.005 per share.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 19 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                SIX MONTHS                                                      YEAR
                                                     ENDED                                                     ENDED
                                            APRIL 30, 2004                                                  OCT. 31,
CLASS B                                        (UNAUDITED)       2003       2002          2001       2000       1999
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $ 22.31    $ 18.09    $ 19.99       $ 32.77    $ 33.07    $ 31.71
----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                          (.13)      (.22)      (.19)          .05       (.34)      (.19)
Net realized and unrealized gain (loss)               1.79       4.44      (1.25)        (2.79)      5.88       2.60
                                                   -------------------------------------------------------------------
Total from investment operations                      1.66       4.22      (1.44)        (2.74)      5.54       2.41
----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                    --         --         --            --         --         --
Dividends in excess of net
investment income                                       --         --         --            --         --         -- 1
Distributions from net realized gain                  (.17)        --       (.46)       (10.04)     (5.84)     (1.05)
                                                   -------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       (.17)        --       (.46)       (10.04)     (5.84)     (1.05)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $ 23.80    $ 22.31    $ 18.09       $ 19.99    $ 32.77    $ 33.07
                                                   ===================================================================

----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    7.48%     23.33%     (7.53)%      (10.48)%    20.02%      7.83%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $60,978    $55,449    $42,010       $34,278    $17,429    $15,634
----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $59,522    $46,785    $42,900       $27,144    $15,719    $14,112
----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                  (1.17)%    (1.23)%    (1.30)%       (1.13)%    (1.26)%    (0.80)%
Total expenses                                        2.30%      2.43%      2.41%         2.26%      2.27%      2.27%
Expenses after expense reimbursement
or fee waiver and reduction
to custodian expenses                                  N/A 4     2.36%       N/A 4,5       N/A 4      N/A 4     2.19%
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 29%        74%        75%           80%        77%        79%

1. Less than $0.005 per share.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 20 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

                                                SIX MONTHS                                                      YEAR
                                                     ENDED                                                     ENDED
                                            APRIL 30, 2004                                                  OCT. 31,
CLASS C                                        (UNAUDITED)       2003       2002          2001      2000        1999
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $ 22.34    $ 18.11    $ 20.01       $ 32.80    $33.09      $31.73
-----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                          (.15)      (.14)      (.13)          .11      (.38)       (.17)
Net realized and unrealized gain (loss)               1.81       4.37      (1.31)        (2.86)     5.93        2.58
                                                   --------------------------------------------------------------------
Total from investment operations                      1.66       4.23      (1.44)        (2.75)     5.55        2.41
-----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                    --         --         --            --        --          --
Dividends in excess of net investment
income                                                  --         --         --            --        --          --  1
Distributions from net realized gain                  (.17)        --       (.46)       (10.04)    (5.84)      (1.05)
                                                   --------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       (.17)        --       (.46)       (10.04)    (5.84)      (1.05)
-----------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                     $ 23.83    $ 22.34    $ 18.11       $ 20.01    $32.80      $33.09
                                                   ====================================================================

-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    7.47%     23.36%     (7.52)%      (10.50)%   20.05%       7.82%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $30,576    $30,510    $16,979       $10,272    $5,053      $4,632
-----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $32,126    $20,901    $15,323       $ 7,898    $4,969      $4,117
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                  (1.14)%    (1.24)%    (1.30)%       (1.13)%   (1.25)%     (0.80)%
Total expenses                                        2.28%      2.43%      2.41%         2.26%     2.27%       2.26%
Expenses after expense reimbursement or
fee waiver and reduction to custodian
expenses                                               N/A 4     2.36%       N/A 4,5       N/A 4     N/A 4      2.18%
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 29%        74%        75%           80%       77%         79%

1. Less than $0.005 per share.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 21 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                SIX MONTHS                               YEAR
                                                     ENDED                              ENDED
                                            APRIL 30, 2004                           OCT. 31,
CLASS N                                        (UNAUDITED)      2003      2002         2001 1
-----------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                $23.56    $19.00    $20.88        $ 23.25
-----------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                   (.09)     (.15)     (.17)          (.03)
Net realized and unrealized gain (loss)               1.90      4.71     (1.25)         (2.34)
                                                    -------------------------------------------
Total from investment operations                      1.81      4.56     (1.42)         (2.37)
-----------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                    --        --        --             --
Dividends in excess of net investment
income                                                  --        --        --             --
Distributions from net realized gain                  (.17)       --      (.46)            --
                                                    -------------------------------------------
Total dividends and/or distributions to
shareholders                                          (.17)       --      (.46)            --
-----------------------------------------------------------------------------------------------

Net asset value, end of period                      $25.20    $23.56    $19.00        $ 20.88
                                                    ===========================================

-----------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    7.73%    24.00%    (7.10)%       (10.19)%
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $8,797    $6,408    $2,983        $   187
-----------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $7,751    $4,218    $1,475        $    38
-----------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                  (0.69)%   (0.75)%   (0.88)%        (0.96)%
Total expenses                                        2.09%     1.97%     1.87%          1.75%
Expenses after expense reimbursement or
fee waiver and reduction to custodian
expenses                                              1.79%     1.87%      N/A 4,5        N/A 4
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                                 29%       74%       75%            80%

1. For the period from March 1, 2001 (inception of offering) to October 31,
2001.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 22 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Quest Capital Value Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Manager has entered into a subadvisory agreement with OpCap Advisors.

     The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

     The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective foreign exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign


                 23 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

     Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

     As of April 30, 2004, the Fund had no estimated unused capital loss carryforward available for federal income tax purposes.

--------------------------------------------------------------------------------
DIRECTORS' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent directors. Benefits are based on years of service and fees paid to each director during the years of service. During the six months ended April 30, 2004, the Fund's projected benefit obligations were increased by $2,439 and payments of $563 were made to retired directors, resulting in an accumulated liability of $25,215 as of April 30, 2004.

     The Board of Directors has adopted a deferred compensation plan for independent directors, that enables directors to elect to defer receipt of all or a portion of the annual


                 24 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to them under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund does purchase shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

     In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.


                25 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK

The Fund has authorized one billion shares of $0.0001 par value capital stock in the aggregate to be apportioned among each class of shares. Transactions in shares of capital stock were as follows:

                           SIX MONTHS ENDED APRIL 30, 2004  YEAR ENDED OCTOBER 31, 2003
                                     SHARES         AMOUNT        SHARES         AMOUNT
----------------------------------------------------------------------------------------
CLASS A
Sold                              1,285,857   $ 32,723,769     2,110,627   $ 42,829,597
Dividends and/or
distributions reinvested             49,931      1,200,853            --             --
Redeemed                           (657,362)   (16,603,793)   (1,805,326)   (36,725,419)
                                  ------------------------------------------------------
Net increase                        678,426   $ 17,320,829       305,301   $  6,104,178
                                  ======================================================

----------------------------------------------------------------------------------------
CLASS B
Sold                                370,542   $  8,817,830       849,036   $ 16,481,174
Dividends and/or
distributions reinvested             17,259        390,235            --             --
Redeemed                           (310,796)    (7,367,353)     (686,631)   (13,264,571)
                                  ------------------------------------------------------
Net increase                         77,005   $  1,840,712       162,405   $  3,216,603
                                  ======================================================

----------------------------------------------------------------------------------------
CLASS C
Sold                                246,641   $  5,856,590       902,743   $ 18,309,043
Dividends and/or
distributions reinvested              8,074        182,716            --             --
Redeemed                           (337,396)    (8,050,519)     (474,437)    (9,393,307)
                                  ------------------------------------------------------
Net increase (decrease)             (82,681)  $ (2,011,213)      428,306   $  8,915,736
                                  ======================================================

----------------------------------------------------------------------------------------
CLASS N
Sold                                116,016   $  2,923,019       176,429   $  3,643,164
Dividends and/or
distributions reinvested              1,999         47,770            --             --
Redeemed                            (40,932)    (1,029,399)      (61,386)    (1,276,035)
                                  ------------------------------------------------------
Net increase                         77,083   $  1,941,390       115,043   $  2,367,129
                                  ======================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended April 30, 2004, were $101,547,317 and $84,811,930, respectively.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund. Effective January 1, 2004, the agreement provides for a fee at an annual rate of 0.90% of the first $400 million of average annual net assets of the Fund, 0.85% of the next $400 million, 0.80% of the next $400 million, 0.70% of the next $400 million, 0.65% of the next $400 million and 0.60% of average


                 26 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

annual net assets in excess of $2 billion. From June 15, 2003 through December 31, 2003, the annual advisory fee rate was 0.90% of the first $400 million of average annual net assets of the Fund, 0.85% of the next $600 million, 0.80% of the next $2 billion, 0.70% of the next $1 billion, 0.65% of the next $1 billion and 0.60% of average annual net assets in excess of $5 billion.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
SUB-ADVISOR FEES. The Manager retains OpCap Advisors (the Sub-Advisor) to provide the day-to-day portfolio management of the Fund. The Manager pays the Sub-Advisor a monthly fee based on the fee schedule set forth in the Fund's prospectus. For the six months ended April 30, 2004, the Manager paid $547,758 to the Sub-Advisor for its services to the Fund.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended April 30, 2004, the Fund paid $378,641 to OFS for services to the Fund.

     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Distribution and Service Plan for Class A shares. Under the Plan, the Fund pays a service fee to the Distributor of 0.25% of the average annual net assets of Class A shares. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Under the Plan, the Fund may also pay an asset-based sales charge to the Distributor. The Board of Directors has set the annual asset-based sales charge rate at zero. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Directors and its


                 27 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

independent directors must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at April 30, 2004 for Class B, Class C and Class N shares were $1,099,542, $330,794 and $108,417, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                       CLASS A         CLASS B         CLASS C         CLASS N
                       CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                     FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                 SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
SIX MONTHS         RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
ENDED              DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
----------------------------------------------------------------------------------------------
April 30, 2004         $92,490          $1,287         $57,475          $7,167          $1,140

--------------------------------------------------------------------------------
5. BORROWING AND LENDING ARRANGEMENTS

The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission (the SEC) to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. The SEC's order requires the Fund's Board of Directors to adopt operating policies and procedures to administer interfund borrowing and lending. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Directors, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.

     The Fund had no interfund borrowings or loans outstanding during the six months ended or at April 30, 2004.


                28 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.


                29 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

Item 2.  Code of Ethics

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

Item 3.  Audit Committee Financial Expert

         The Board of Directors of the registrant has determined that the registrant does not have an audit committee financial expert serving on its Audit Committee. In this regard, no member of the Audit Committee was identified as having all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an "audit committee financial expert," whether through the type of specialized education or experience described in that Instruction. The Board has concluded that while the members of the Audit Committee collectively have the necessary attributes and experience required to serve effectively as an Audit Committee, no single member possesses all of the required technical attributes through the particular methods of education or experience set forth in the Instructions to be designated as an audit committee financial expert.

Item 4.  Principal Accountant Fees and Services

         Not applicable to semiannual reports.

Item 5.  Not applicable

Item 6.  Schedule of Investments

         Not applicable

Item 7.  Not applicable

Item 8.  Not applicable

Item 9.  Submission of Matters to a Vote of Security Holders

         The Board is responsible for approving nominees for election as directors. To assist in this task, the Board has designated the Audit Committee as the nominating committee for the Board. It reviews and recommends nominees to the Board. The Committee is comprised entirely of disinterested directors as defined in Section 2(a)(19) of the Investment Company Act of 1940.

         The Audit Committee charter describes the responsibilities of the Committee in nominating candidates for election as independent Directors of the Registrant. The Registrant's Board has adopted a written charter for the Committee. A current copy of the Audit Committee charter is available to shareholders on the OppenheimerFunds website at www.oppenheimerfunds.com.

          Under the current policy, if the Board determines that a vacancy exists or is likely to exist on the Board, the Audit Committee of the Board will consider candidates for Board membership including recommended by Registrant shareholders. The Audit Committee will consider nominees recommended by independent Board members or recommended by any other Board members including Board members affiliated with the Registrant's investment advisors. The Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Audit Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., 6803 South Tucson Way, Centennial, CO 80112, to the attention of the Board of Directors of the named Registrant, c/o the Secretary of the Registrant.

         The Committee's process for identifying and evaluating nominees for directors includes a number of factors. In screening candidates for board membership, whether the candidate is suggested by Board members, shareholders or others, the Committee considers the candidate's professional experience, soundness of judgment, integrity, ability to make independent, analytical inquiries, collegiality, willingness and ability to devote the time required to perform Board activities adequately, ability to represent the interests of all shareholders of the Registrant, and diversity relative to the board's composition. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

Item 10.  Controls and Procedures

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of April 30, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits.

(a) Exhibit attached hereto. (Attach code of ethics as exhibit)

(b) Exhibits attached hereto. (Attach certifications as exhibits)